INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of components of earnings (loss) before income taxes
The components of earnings (loss) before income taxes consist of the following:

	2018	2017 As adjusted	2016 As adjusted
Canadian	$10,880	$7,205	$15,480
Foreign	(34,574)	512	4,537
Earnings (loss) before income taxes	$(23,694)	$7,717	$20,017

Schedule of income tax expense (recovery)
The income tax expense (recovery) consists of:

	2018	2017 As adjusted	2016 As adjusted
Canadian:
Current	$101	$28	$(287)
Deferred	(4,508)	1,665	401
	$(4,407)	$1,693	$114
Foreign:
Current	$2,500	$2,347	$7,304
Deferred	2,823	(841)	(3,047)
	$5,323	$1,506	$4,257
Total:
Current	$2,601	$2,375	$7,017
Deferred	(1,685)	824	(2,646)
	$916	$3,199	$4,371

Schedule of reconciliation of income taxes calculated at the statutory rate to the actual income tax provision
The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision for the years ended December 31 was as follows:

	2018	2017 As adjusted	2016 As adjusted
Income tax expense (recovery) at Canadian statutory income tax rates of 26.99% (2017 - 26.01%; 2017 - 26.01%)	$(6,330)	$1,979	$5,183
Increase (decrease) in income taxes for:
Permanent and other differences	2,173	(1,452)	(2,192)
Change in statutory/foreign tax rates and foreign exchange rates	4,238	1,049	11,581
Change in valuation allowance	1,041	1,571	(11,403)
Stock-based compensation expense	1,973	1,633	1,039
Adjustment to prior years	(2,179)	(1,581)	163
Income tax expense (recovery)	$916	$3,199	$4,371

Schedule of tax effects of temporary differences that give rise to significant future tax assets and future tax liabilities
The tax effects of temporary differences that give rise to significant deferred tax assets and deferred tax liabilities were as follows at December 31:

	2018	2017 As adjusted
Deferred income tax assets (liabilities)
Property and equipment	$1,289	$1,470
Non capital loss carry-forwards	89,499	87,854
Capital loss carry-forwards	3,195	3,166
Scientific research and development expenses and credits	20,004	23,829
Reserves and other	16,044	14,784
Investments	(801)	(471)
Acquired intangibles	(10,022)	(13,761)
	119,208	116,871
Valuation allowance	113,560	112,519
	$5,648	$4,352

	2018	2017 As adjusted
Classification:
Assets
Non-current	$11,751	$12,197
Liabilities
Non-current	(6,103)	(7,845)
	$5,648	$4,352

Schedule of reconciliation of the total amounts of unrecognized tax benefits
Below is a reconciliation of the total amounts of unrecognized tax benefits for the years ended December 31:

	2018	2017 As adjusted
Unrecognized tax benefits, beginning of year	$4,418	$4,329
Increases — tax positions taken in prior periods	3	36
Increases — tax positions taken in current period	—	61
Settlements and lapses of statute of limitations	61	(8)
Unrecognized tax benefits, end of year	$4,482	$4,418